INCOME TAX - NOL expiration (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
INCOME TAX
2022	¥ 9,281,465	$ 1,459,025
2023	13,146,922	2,066,665
2024	10,484,902	1,648,202
2025	19,617,124	3,083,766
2026	32,533,742	5,114,228
Total	¥ 85,064,155	$ 13,371,886	¥ 91,400,000